Debt and Credit Agreements - Schedule of Long-Term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current liabilities:
Long-term debt payable within one year	$ 653	$ 731
Long-term liabilities:
Long-term debt, noncurrent	10,822	9,978
Total long-term debt	$ 11,475	$ 10,709